Current and deferred income tax - Deferred income tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	R$ 50,775	R$ 12,188
Deferred tax assets	50,775	37,146
Deferred tax liabilities		(24,958)
Total Profit or Loss Deferred Income Tax	R$ (38,587)	R$ (25,705)	R$ (15,651)
Nominal tax rate	34.00%	34.00%	34.00%
Limitation on utilization of loss carryforward, percent of taxable profit	30.00%
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	R$ 7,424
Total Profit or Loss Deferred Income Tax	7,424
Intangible assets on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	(20,004)	R$ (24,958)
Total Profit or Loss Deferred Income Tax	4,954	18,483	R$ 12,667
Allowance for expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	48,758	27,362
Total Profit or Loss Deferred Income Tax	21,396	5,138	3,587
Labor provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	2,707
Total Profit or Loss Deferred Income Tax	2,707
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	7,088	6,043
Total Profit or Loss Deferred Income Tax	1,045	1,311	1,296
Provision for revenue cancellation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	1,066	1,772
Total Profit or Loss Deferred Income Tax	(706)	(151)	79
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	1,983	1,225
Total Profit or Loss Deferred Income Tax	758	697	(617)
Other Temporary provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	1,753	744
Total Profit or Loss Deferred Income Tax	R$ 1,009	R$ 452	R$ (1,361)